Investment Portfolio - September 30, 2021

(unaudited)

UNCONSTRAINED BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 0.2%

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Jonah Energy Parent LLC*2
(Identified Cost $1,288,725)	85,915	$1,288,725

PREFERRED STOCKS - 0.9%

Health Care - 0.4%
Pharmaceuticals - 0.4%
Harrow Health, Inc., 8.625%, 4/30/2026	105,000	2,760,450
Information Technology - 0.5%
Software - 0.5%
Synchronoss Technologies, Inc., 8.375%, 6/30/2026	136,955	3,397,854

TOTAL PREFERRED STOCKS
(Identified Cost $6,030,824)		6,158,304

LOAN ASSIGNMENTS - 2.6%

American Axle & Manufacturing, Inc., Tranche B Term Loan, (1 mo. LIBOR US + 2.250%), 3.00%, 4/6/2024[3]	6,933,895	6,911,776
Tutor Perini Corp., Term Loan, (12 mo. LIBOR US + 4.75%), 5.75%, 8/18/2027[3]	4,962,500	4,966,619
Mozart Borrower LP, Term Loan, Term B, (1 mo. LIBOR US + 3.250%), 3.75%, 9/30/2028[3]	3,500,000	3,492,335
Jazz Financing Lux S.A.R.L., Initial Dollar Term Loan, (1 mo. LIBOR US + 3.500%), 4.00%, 5/5/2028[3]	3,491,250	3,495,195

TOTAL LOAN ASSIGNMENTS
(Identified Cost $18,801,526)		18,865,925

CORPORATE BONDS - 41.0%

Non-Convertible Corporate Bonds- 41.0%
Communication Services - 2.6%
Diversified Telecommunication Services - 1.6%
Lumen Technologies, Inc., 7.50%, 4/1/2024	6,075,000	6,728,063
Verizon Communications, Inc., 4.272%, 1/15/2036	4,000,000	4,691,548
		11,419,611
Interactive Media & Services - 1.0%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[4]	6,650,000	7,276,094

Total Communication Services		18,695,705

		SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary - 2.4%
Automobiles - 1.0%
Ford Motor Co., 8.50%, 4/21/2023		4,000,000	$4,399,760
Ford Motor Credit Co. LLC,
3.219%, 1/9/2022		950,000	952,375
2.979%, 8/3/2022		2,050,000	2,072,365
			7,424,500
Household Durables - 0.5%
STL Holding Co. LLC, 7.50%, 2/15/2026[4]		3,195,000	3,354,750

Internet & Direct Marketing Retail - 0.9%
Alibaba Group Holding Ltd. (China), 4.00%, 12/6/2037		3,210,000	3,488,686
North Investment Group AB (Sweden) (3 mo. STIB + 9.000%), 9.00%, 5/5/2024[3,4]	SEK	23,750,000	2,712,922
			6,201,608
Total Consumer Discretionary			16,980,858

Energy - 7.8%
Energy Equipment & Services - 0.5%
Kent Global plc (United Kingdom), 10.00%, 6/28/2026		3,500,000	3,491,110

Oil, Gas & Consumable Fuels - 7.3%
BP Capital Markets America, Inc., 3.06%, 6/17/2041		5,250,000	5,289,546
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[4]		6,562,000	6,611,215
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039		2,710,000	3,680,773
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038		3,500,000	4,952,418
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/2026[4]		3,190,000	2,955,950
Navigator Holdings Ltd., 8.00%, 9/10/2025[4]		3,550,000	3,709,750
PetroTal Corp. (Peru), 12.00%, 2/16/2024[4]		3,400,000	3,604,000
Ping Petroleum UK Ltd. (Bermuda), 12.00%, 7/29/2024[5]		2,715,000	2,687,850
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024		7,000,000	7,795,028
The Williams Companies, Inc., 2.60%, 3/15/2031		3,550,000	3,594,021
Tiger Holdco Pte Ltd. (India), 13.00%, 6/10/2023[6]		6,150,937	6,273,956
Welltec International ApS (Denmark), 8.25%, 10/15/2026[4]		1,290,000	1,290,000
			52,444,507
Total Energy			55,935,617

Investment Portfolio - September 30, 2021

(unaudited)

UNCONSTRAINED BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials - 9.7%
Banks - 3.0%
Bank of America Corp., (3 mo. LIBOR US + 0.760%), 0.876%, 9/15/2026[3]	3,561,000	$3,556,974
6.11%, 1/29/2037	2,300,000	3,104,824
Citigroup, Inc., 4.45%, 9/29/2027	3,700,000	4,206,528
JPMorgan Chase & Co., 8.00%, 4/29/2027	3,000,000	3,964,825
Lloyds Bank plc (United Kingdom) (3 mo. LIBOR US + 11.756%), 12.00%[4,7,8]	3,000,000	3,096,960
Popular, Inc. (Puerto Rico), 6.125%, 9/14/2023	3,053,000	3,278,159
		21,208,270
Capital Markets - 2.2%
Blackstone Secured Lending Fund, 2.75%, 9/16/2026	1,850,000	1,887,859
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Finance Corporation, 3.875%, 2/15/2026[4]	2,850,000	2,927,244
Owl Rock Technology Finance Corp., 3.75%, 6/17/2026[4]	3,000,000	3,165,761
PennantPark Floating Rate Capital Ltd., 4.25%, 4/1/2026	3,500,000	3,528,886
StoneX Group, Inc., 8.625%, 6/15/2025[4]	3,580,000	3,848,500
		15,358,250
Consumer Finance - 1.8%
Navient Corp., 6.75%, 6/25/2025	3,050,000	3,332,125
PRA Group, Inc., 7.375%, 9/1/2025[4]	3,570,000	3,819,900
SLM Corp., 5.125%, 4/5/2022	5,336,000	5,417,481
		12,569,506
Diversified Financial Services - 1.6%
Blackstone Private Credit Fund, 2.625%, 12/15/2026[4]	1,785,000	1,777,792
Clear Street Holdings LLC, 5.875%, 5/15/2026[9]	3,500,000	3,488,516
FS Energy & Power Fund, 7.50%, 8/15/2023[4]	3,235,000	3,365,079
Liberty Commercial Finance LLC, 6.00%, 6/30/2026[4]	3,000,000	3,000,258
		11,631,645
Mortgage Real Estate Investment Trusts (REITS) - 1.1%
Arbor Realty Trust, Inc.,
8.00%, 4/30/2023[4]	3,555,000	3,751,245
5.00%, 4/30/2026	3,500,000	3,523,132

		SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Mortgage Real Estate Investment Trusts (REITS) (continued)
Starwood Property Trust, Inc., 5.00%, 12/15/2021		922,000	$923,844
			8,198,221
Total Financials			68,965,892

Industrials - 7.9%
Airlines - 2.2%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[4]		5,313,632	5,977,482
Southwest Airlines Co., 5.25%, 5/4/2025		3,000,000	3,386,205
United Airlines Pass-Through Trust, Series 2019-2, Class B, 3.50%, 5/1/2028		3,395,031	3,337,931
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.60%, 3/1/2026		3,130,916	3,222,861
			15,924,479
Commercial Services & Supplies - 1.5%
Airswift Global AS (United Kingdom) (3 mo. LIBOR US + 8.500%), 8.623%, 5/12/2025[3,4]		7,000,000	6,930,000
Legal Business Services LLC, 8.00%, 6/15/2026[10]		4,000,000	3,957,188
			10,887,188
Electrical Equipment - 0.4%
Joetul AS (Norway) (3 mo. NIBOR + 6.950%), 7.59%, 10/6/2024[3]	NOK	23,000,000	2,631,052

Marine - 2.0%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025		6,560,000	6,715,800
Diana Shipping, Inc. (Greece), 8.375%, 6/22/2026[4]		400,000	415,600
Seaspan Corp. (Hong Kong), 6.50%, 2/5/2024[4]		7,000,000	7,420,000
			14,551,400
Road & Rail - 0.3%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[8]		1,500,000	1,710,000

Trading Companies & Distributors - 1.5%
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[4]		1,500,000	1,593,851
Avolon Holdings Funding Ltd. (Ireland), 3.25%, 2/15/2027[4]		9,000,000	9,276,522
			10,870,373
Total Industrials			56,574,492

Investment Portfolio - September 30, 2021

(unaudited)

UNCONSTRAINED BOND SERIES		SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology - 0.5%
Software - 0.5%
Media and Games Invest SE (Malta) (3 mo. EURIBOR + 5.750%), 5.75%, 11/27/2024[3,4]	EUR	3,200,000	$3,817,922

Materials - 2.9%
Metals & Mining - 2.9%
Copper Mountain Mining Corp. (Canada), 8.00%, 4/9/2026[4]		3,600,000	3,762,000
IAMGOLD Corp. (Burkina Faso), 5.75%, 10/15/2028[4]		1,133,000	1,116,005
Infrabuild Australia Pty Ltd. (Australia), 12.00%, 10/1/2024[4]		3,425,000	3,621,937
Jervois Mining USA Ltd. (Australia), 12.50%, 7/20/2026[11]		3,500,000	3,705,100
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[4]		1,750,000	1,790,109
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022[12,13]		5,870,000	587
Tacora Resources, Inc. (Canada), 8.25%, 5/15/2026[4]		6,880,000	6,983,200

Total Materials			20,978,938

Real Estate - 5.2%
Equity Real Estate Investment Trusts (REITS) - 4.2%
American Tower Corp., 3.80%,
8/15/2029		8,250,000	9,139,948
Crown Castle International Corp.,
3.10%, 11/15/2029		5,000,000	5,248,852
3.30%, 7/1/2030		1,850,000	1,969,924
IIP Operating Partnership LP, 5.50%,
5/25/2026[4]		3,500,000	3,668,884
Pelorus Fund REIT LLC, 7.00%,
9/30/2026[4]		3,500,000	3,474,227
SBA Tower Trust,
2.836%, 1/15/2025[4]		3,500,000	3,624,214
1.884%, 1/15/2026[4]		2,750,000	2,800,660
			29,926,709
Real Estate Management & Development - 1.0%
Carrington Holding Co. LLC, 8.00%, 1/1/2026[4]		3,500,000	3,527,983
Trym AS (Norway) (3 mo. NIBOR + 7.750%), 8.23%, 9/10/2024[3,4]	NOK	30,000,000	3,436,543
			6,964,526
Total Real Estate			36,891,235

Utilities - 2.0%
Electric Utilities - 1.5%
Alexander Funding Trust, 1.841%, 11/15/2023[4]		10,000,000	10,191,082

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Operations Co. LLC, 3.55%, 7/15/2024[4]	3,500,000	$3,680,880

Total Utilities		13,871,962

TOTAL CORPORATE BONDS
(Identified Cost $290,433,614)		292,712,621

ASSET-BACKED SECURITIES - 34.1%

Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.937%, 8/15/2046[4]	4,500,000	4,520,322
AMSR Trust, Series 2020-SFR4, Class A, 1.355%, 11/17/2037[4]	4,833,000	4,821,849
BRSP Ltd., Series 2021-FL1, Class A, (1 mo. LIBOR US + 1.150%), 1.237%, 8/19/2038[3,4]	3,000,000	2,999,999
Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036[4]	5,106,710	5,127,884
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69%, 7/15/2060[4]	3,890,030	3,941,803
Series 2020-1, Class B1, 2.28%, 7/15/2060[4]	1,897,576	1,924,832
CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64%, 2/18/2046[4]	6,310,602	6,219,348
College Ave Student Loans LLC, Series 2021-A, Class A2, 1.60%, 7/25/2051[4]	2,570,417	2,557,299
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[4]	2,900,352	2,968,812
CoreVest American Finance Trust, Series 2019-1, Class A, 3.324%, 3/15/2052[4]	4,306,112	4,505,622
Series 2019-3, Class A, 2.705%, 10/15/2052[4]	2,517,502	2,620,994
Series 2020-3, Class A, 1.358%, 8/15/2053[4]	1,665,220	1,650,075
Series 2020-4, Class A, 1.174%, 12/15/2052[4]	1,188,552	1,177,071
Credit Acceptance Auto Loan Trust, Series 2019-1A, Class A, 3.33%, 2/15/2028[4]	672,167	674,035
Series 2021-2A, Class C, 1.64%, 6/17/2030[4]	3,800,000	3,803,932
Series 2021-3A, Class C, 1.63%, 9/16/2030[4]	3,000,000	2,995,405
DataBank Issuer, Series 2021-1A, Class A2, 2.06%, 2/27/2051[4]	5,200,000	5,189,501
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/2049[4]	5,000,000	4,927,423

Investment Portfolio - September 30, 2021
(unaudited)

UNCONSTRAINED BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

EDvestinU Private Education Loan Issue No. 1 LLC,
Series 2019-A, Class A, 3.58%, 11/25/2038[4,14]	2,513,714	$2,603,383
Series 2021-A, Class A, 1.80%, 11/25/2045[4]	2,468,141	2,457,961
FS RIALTO, Series 2021-FL2, Class A, (Cayman Islands) (1 mo. LIBOR US + 1.220%), 1.305%, 4/16/2028[3,4]	3,000,000	3,003,564
GoldentTree Loan Management U.S. CLO 1 Ltd., Series 2021-9A, Class A, (Cayman Islands) (3 mo. LIBOR US + 1.070%), 1.204%, 1/20/2033[3,4]	6,000,000	6,001,662
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[4]	4,346,288	4,413,462
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56%, 12/26/2025[4]	3,000,000	3,011,865
HTS Fund I LLC, Series 2021-1, Class A, 1.411%, 8/25/2036[4]	1,750,000	1,749,045
Invitation Homes Trust,
Series 2017-SFR2, Class A, (1 mo. LIBOR US + 0.850%), 0.934%, 12/17/2036[3,4]	148,907	148,931
Series 2017-SFR2, Class B, (1 mo. LIBOR US + 1.150%), 1.234%, 12/17/2036[3,4]	134,123	134,234
KREF Ltd., Series 2021-FL2, Class AS, (1 mo. LIBOR US + 1.300%), 1.384%, 2/15/2039[3,4]	3,500,000	3,500,642
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A2FX, 2.73%, 10/25/2048[4]	863,932	878,800
LCCM Trust,
Series 2021-FL2, Class AS, (1 mo. LIBOR US + 1.550%), 1.634%, 12/13/2038[3,4]	2,000,000	1,999,374
Series 2021-FL2, Class B, (1 mo. LIBOR US + 1.900%), 1.984%, 12/13/2038[3,4]	3,000,000	2,999,068
Long Point Park CLO Ltd., Series 2017-1A, Class A2, (3 mo. LIBOR US + 1.375%), 1.509%, 1/17/2030[3,4]	2,400,000	2,389,116
Marlette Funding Trust, Series 2019-2A, Class A, 3.13%, 7/16/2029[4]	36,825	36,860
Navient Private Education Loan Trust,
Series 2014-1, Class A3, (1 mo. LIBOR US + 0.510%), 0.596%, 6/25/2031[3]	4,790,160	4,682,643
Series 2015-BA, Class A3, (1 mo. LIBOR US + 1.450%), 1.534%, 7/16/2040[3,4]	2,477,216	2,490,683
Series 2017-2A, Class A, (1 mo. LIBOR US + 1.050%), 1.136%, 12/27/2066[3,4]	3,451,998	3,506,158
Series 2020-1A, Class A1B, (1 mo. LIBOR US + 1.050%), 1.136%, 6/25/2069[3,4]	2,712,772	2,784,928

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Navient Private Education Loan Trust, (continued)
Series 2020-GA, Class A, 1.17%, 9/16/2069[4]	995,554	$1,000,664
Series 2021-1A, Class A1A, 1.31%, 12/26/2069[4]	6,612,082	6,515,654
Series 2021-A, Class A, 0.84%, 5/15/2069[4]	1,489,015	1,486,695
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class B, (Cayman Islands) (3 mo. LIBOR US + 1.400%), 1.526%, 4/16/2033[3,4]	4,200,000	4,203,238
OCP CLO Ltd., Series 2020-8RA, Class A1, (Cayman Islands) (3 mo. LIBOR US + 1.220%), 1.354%, 1/17/2032[3,4]	3,500,000	3,500,207
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (Cayman Islands) (3 mo. LIBOR US + 0.960%), 1.086%, 4/16/2031[3,4]	8,000,000	8,001,912
Octagon Investment Partners 42 Ltd., Series 2019-3A, Class BR, (Cayman Islands) (3 mo. LIBOR US + 1.650%), 1.776%, 7/15/2034[3,4]	3,750,000	3,753,334
Oxford Finance Funding LLC,
Series 2019-1A, Class A2, 4.459%, 2/15/2027[4]	5,954,617	6,123,424
Series 2020-1A, Class A2, 3.101%, 2/15/2028[4]	6,300,000	6,459,406
Series 2020-1A, Class B, 4.037%, 2/15/2028[4]	3,700,000	3,794,342
Progress Residential Trust,
Series 2019-SFR2, Class A, 3.147%, 5/17/2036[4]	8,534,181	8,619,456
Series 2019-SFR4, Class A, 2.687%, 10/17/2036[4]	3,800,000	3,869,551
Slam Ltd., Series 2021-1A, Class A, (Cayman Islands), 2.434%, 6/15/2046[4]	6,300,160	6,303,412
SMB Private Education Loan Trust,
Series 2014-A, Class A3, (1 mo. LIBOR US + 1.500%), 1.584%, 4/15/2032[3,4]	4,334,853	4,371,814
Series 2019-B, Class A2A, 2.84%, 6/15/2037[4]	3,591,329	3,733,019
Series 2020-B, Class A1A, 1.29%, 7/15/2053[4]	2,165,657	2,172,394
SoFi Consumer Loan Program Trust,
Series 2019-3, Class A, 2.90%, 5/25/2028[4]	56,892	56,972
SoFi Professional Loan Program LLC,
Series 2016-C, Class A2B, 2.36%, 12/27/2032[4]	71,769	72,317
Series 2017-F, Class A2FX, 2.84%, 1/25/2041[4]	322,859	330,197
Stack Infrastructure Issuer LLC,
Series 2021-1A, Class A2, 1.877%, 3/26/2046[4]	3,400,000	3,392,472

Investment Portfolio - September 30, 2021
(unaudited)

UNCONSTRAINED BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Store Master Funding I-VII and XIV,
Series 2019-1, Class A1, 2.82%, 11/20/2049[4]	2,405,662	$2,500,590
TCI-Flatiron CLO Ltd., Series 2016-1A, Class CR2, (Cayman Islands) (3 mo. LIBOR US + 2.200%), 2.334%, 1/17/2032[3,15]	2,500,000	2,504,245
Textainer Marine Containers VII Ltd.,
Series 2021-1A, Class A, (China), 1.68%, 2/20/2046[4]	6,292,000	6,192,130
Towd Point Mortgage Trust,
Series 2016-5, Class A1, 2.50%, 10/25/2056[4,14]	527,078	534,550
Series 2017-1, Class A1, 2.75%, 10/25/2056[4,14]	1,649,119	1,671,386
Series 2018-2, Class A1, 3.25%, 3/25/2058[4,14]	917,171	941,850
Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 1.086%, 10/25/2048[3,4]	2,102,330	2,114,774
Tricon American Homes, Series 2020-SFR1, Class C, 2.249%, 7/17/2038[4]	2,500,000	2,527,706
Trinitas CLO XVII Ltd., Series 2021-17A, Class B1, (Cayman Islands) (3 mo. LIBOR US + 1.700%), 1.813%, 10/20/2034[3,4]	5,120,000	5,120,543
Trinity Rail Leasing 2018 LLC, Series 2020-1A, Class A, 1.96%, 10/17/2050[4]	2,674,635	2,683,128
Trinity Rail Leasing 2021 LLC, Series 2021-1A, Class A, 2.26%, 7/19/2051[4]	1,992,334	1,994,842
Triton Container Finance VIII LLC,
Series 2021-1A, Class A, 1.86%, 3/20/2046[4]	6,319,500	6,258,878
TRP LLC, Series 2021-1, Class A, 2.07%, 6/19/2051[4]	2,987,712	2,993,657
USQ Rail II LLC, Series 2021-3, Class A, 2.21%, 6/28/2051[4]	5,929,497	5,956,133
Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.645%, 9/15/2045[4]	6,500,000	6,478,427
Vertical Bridge Holdings LLC, Series 2020-2A, Class A, 2.636%, 9/15/2050[4]	4,000,000	4,084,581
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $242,558,366)		243,736,485

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.0%

BDS, Series 2021-FL8, Class B, (Cayman Islands) (1 mo. LIBOR US + 1.350%), 1.437%, 1/18/2036[3,4]	3,000,000	2,998,140
Brean Asset Backed Securities Trust,
Series 2021-RM2, Class A, 1.75%, 10/25/2061[4,14]	3,000,000	2,933,907
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[4,14]	204,572	207,177

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Trust,
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[4,14]	164,884	$167,013
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	364,798	374,297
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, 3.144%, 12/10/2036[4]	4,480,000	4,688,304
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K016, Class X1 (IO), 1.546%, 10/25/2021[14]	49,219	2
Series K017, Class X1 (IO), 1.602%, 12/25/2021[14]	13,123,354	508
Series K021, Class X1 (IO), 1.508%, 6/25/2022[14]	15,237,792	61,742
Series K030, Class X1 (IO), 0.260%, 4/25/2023[14]	51,252,726	100,676
Series K032, Class X1 (IO), 0.188%, 5/25/2023[14]	30,610,733	48,221
Series K106, Class X1 (IO), 1.477%, 1/25/2030[14]	53,883,780	5,339,462
FREMF Mortgage Trust,
Series 2013-K28, Class X2A (IO), 0.10%, 6/25/2046[4]	81,182,820	72,740
Series 2015-K42, Class B, 3.981%, 1/25/2048[4,14]	1,900,000	2,045,348
Series 2015-K43, Class B, 3.859%, 2/25/2048[4,14]	1,500,000	1,614,846
GS Mortgage Securities Corp. Trust,
Series 2021-RENT, Class B, (1 mo. LIBOR US + 1.100%), 1.184%, 11/21/2035[3,4]	4,000,000	3,998,741
GS Mortgage-Backed Securities Trust, Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[4,14]	4,000,000	4,087,500
JP Morgan Mortgage Trust,
Series 2013-1, Class 1A2, 3.00%, 3/25/2043[4,14]	130,495	132,118
Series 2013-2, Class A2, 3.50%, 5/25/2043[4,14]	120,457	122,172
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[4,14]	331,470	337,984
Metlife Securitization Trust,
Series 2019-1A, Class A, 3.75%, 4/25/2058[4,14]	1,135,067	1,188,690
New Residential Mortgage Loan Trust,
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[4,14]	341,617	362,159
Series 2015-2A, Class A1, 3.75%, 8/25/2055[4,14]	504,783	532,411
Series 2019-2A, Class A1, 4.25%, 12/25/2057[4,14]	2,496,938	2,624,889
Sequoia Mortgage Trust,
Series 2013-2, Class A, 1.874%, 2/25/2043[14]	194,186	195,014

Investment Portfolio - September 30, 2021
(unaudited)

UNCONSTRAINED BOND SERIES		SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sequoia Mortgage Trust, (continued)
Series 2013-6, Class A2, 3.00%, 5/25/20431[4]		1,836,819	$1,853,171
Series 2013-7, Class A2, 3.00%, 6/25/20431[4]		166,175	167,809
Series 2013-8, Class A1, 3.00%, 6/25/20431[4]		203,198	205,210
Series 2020-1, Class A4, 3.50%, 2/25/2050[4,14]		195,876	196,115
Starwood Retail Property Trust, Series 2014-STAR, Class A, (1 mo. LIBOR US + 1.470%), 1.554%, 11/15/2027[3,4]		1,777,115	1,084,040
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[4,14]		2,805,418	2,812,116
Toorak Mortgage Corp. Ltd.,
Series 2019-1, Class A1, 4.535%, 3/25/2022[4,16]		1,975,310	1,982,354
Waikiki Beach Hotel Trust, Series 2019-WBM, Class A, (1 mo. LIBOR US + 1.050%), 1.134%, 12/15/2033[3,4]		7,000,000	6,999,989
WinWater Mortgage Loan Trust,
Series 2015-1, Class A1, 3.50%, 1/20/2045[4,14]		120,086	121,773

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $47,948,425)			49,656,638

FOREIGN GOVERNMENT BONDS - 1.8%

Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	126,000,000	6,138,696
Mexico Government International Bond (Mexico), 4.125%, 1/21/2026		1,800,000	2,011,464
Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024		4,500,000	4,668,507

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $15,850,653)			12,818,667

MUNICIPAL BONDS - 0.5%

Hawaii, Series GC, G.O. Bond, 2.632%, 10/1/2037
(Identified Cost $4,067,041)		3,905,000	3,849,783

MUTUAL FUND - 2.6%

VanEck J.P. Morgan EM Local Currency Bond ETF
(Identified Cost $20,043,402)		609,000	18,251,730

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. TREASURY SECURITIES - 6.0%

U.S. Treasury Notes - 6.0%
U.S. Treasury Note
0.125%, 8/31/2023	21,400,000	$21,341,484
0.375%, 8/15/2024	21,400,000	21,319,750
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $42,756,566)		42,661,234

U.S. GOVERNMENT AGENCIES - 0.5%

Mortgage-Backed Securities - 0.5%
Fannie Mae
Pool #888017, UMBS, 6.00%, 11/1/2021	6	5
Pool #995329, UMBS, 5.50%, 12/1/2021	143	143
Pool #888136, UMBS, 6.00%, 12/1/2021	56	56
Pool #888810, UMBS, 5.50%, 11/1/2022	226	227
Pool #AD0462, UMBS, 5.50%, 10/1/2024	5,032	5,244
Pool #MA0115, UMBS, 4.50%, 7/1/2029	39,515	42,718
Pool #MA1834, UMBS, 4.50%, 2/1/2034	152,143	167,056
Pool #918516, UMBS, 5.50%, 6/1/2037	58,985	68,779
Pool #889624, UMBS, 5.50%, 5/1/2038	99,011	115,616
Pool #995876, UMBS, 6.00%, 11/1/2038	273,793	323,635
Pool #AD0307, UMBS, 5.50%, 1/1/2039	96,958	113,215
Pool #AW5338, UMBS, 4.50%, 6/1/2044	550,168	603,328
Pool #AS3878, UMBS, 4.50%, 11/1/2044	503,586	561,718
Pool #BE7845, UMBS, 4.50%, 2/1/2047	115,575	125,981
Freddie Mac
Pool #G12610, 6.00%, 3/1/2022	533	535
Pool #G12655, 6.00%, 5/1/2022	499	502
Pool #G12988, 6.00%, 1/1/2023	1,504	1,529
Pool #G13078, 6.00%, 3/1/2023	2,086	2,120
Pool #G13331, 5.50%, 10/1/2023	1,603	1,646
Pool #C91359, 4.50%, 2/1/2031	107,850	117,711
Pool #D98711, 4.50%, 7/1/2031	310,727	339,121
Pool #C91746, 4.50%, 12/1/2033	238,499	261,459
Pool #G07655, 5.50%, 12/1/2035	240,580	279,364
Pool #G04176, 5.50%, 5/1/2038	104,989	122,112
Pool #A78227, 5.50%, 6/1/2038	129,426	150,835
Pool #G05900, 6.00%, 3/1/2040	42,669	49,694
TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $3,242,354)		3,454,349

Investment Portfolio - September 30, 2021
(unaudited)

UNCONSTRAINED BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

SHORT-TERM INVESTMENT - 3.3%

Dreyfus Government Cash Management, Institutional Shares, 0.03%[17]
(Identified Cost $23,839,349)	23,839,349	$23,839,349

TOTAL OPTIONS PURCHASED - 0.1%
(Cost $710,195)		631,531
TOTAL INVESTMENTS - 100.6%
(Identified Cost $717,571,040)		717,925,341
LIABILITIES, LESS OTHER ASSETS - (0.6%)		(4,187,016)
NET ASSETS - 100%		$713,738,325

EXCHANGE-TRADED OPTIONS PURCHASED
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT[1] (000)	VALUE
Call
JPY Currency Futures	400	12/03/2021	$93.50	500,000	$50,000

Put
EUR Currency Futures	360	12/03/2021	1.15	275	274,500
GBP Currency Futures	375	12/03/2021	134.00	30,703	307,031
					581,531
TOTAL EXCHANGE-TRADED OPTIONS PURCHASED (COST $710,195)					$631,531

FUTURES CONTRACTS: LONG POSITIONS OPEN AT SEPTEMBER 30, 2021
CONTRACTS PURCHASED	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE [1]	VALUE/UNREALIZED DEPRECIATION
165	GBP Currency	CME	December 2021	13,896,094	$(384,098)
TOTAL LONG POSITIONS					$(384,098)

FUTURES CONTRACTS: SHORT POSITIONS OPEN AT SEPTEMBER 30, 2021
CONTRACTS SOLD	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE [1]	VALUE/UNREALIZED APPRECIATION
230	Euro-BTP	EUREX	December 2021	40,482,595	$524,531
125	JPY Currency	CME	December 2021	14,032,813	192,610
105	U.S. Treasury Notes (10 Year)	CBOT	December 2021	13,818,984	148,866
68	U.S. Ultra Treasury Bonds (10 Year)	CBOT	December 2021	9,877,000	148,089
TOTAL SHORT POSITIONS					$1,014,096

Investment Portfolio - September 30, 2021

(unaudited)

CBOT - Chicago Board of Trade

CME - Chicago Mercantile Exchange

CLO - Collateralized Loan Obligation

ETF - Exchange-Traded Fund

EUR - Euro

EUREX - Eurex Exchange

G.O. Bond - General Obligation Bond

GBP - British Pound

IO - Interest only

JPY - Japanese Yen

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

NIBOR - Norwegian Interbank Offered Rate

No. - Number

NOK - Norwegian Krone

REMICS - Real Estate Mortgage Investment Conduits

SEK - Swedish Krona

STIB - Stockholm Interbank Offered Rate

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

1Amount is stated in USD unless otherwise noted.

2Security has been valued using significant unobservable inputs.

3Floating rate security. Rate shown is the rate in effect as of September 30, 2021.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2021 was $425,236,644, which represented 59.6% of the Series’ Net Assets.

5Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The security was acquired on July 14, 2021 and September 15, 2021 at an aggregate cost of $2,664,463. The value of the security at September 30, 2021 was $2,687,850, or 0.4% of the Series’ Net Assets.

6Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The security was acquired on dates between March 10, 2021 and September 20, 2021 at an aggregate cost of $6,030,937. The value of the security at September 30, 2021 was $6,273,956, or 0.9% of the Series’ Net Assets.

7Security is perpetual in nature and has no stated maturity date.

8Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of September 30, 2021.

9Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The security was acquired on May 6, 2021 at a cost of $3,500,000. The value of the security at September 30, 2021 was $3,488,516, or 0.5% of the Series’ Net Assets.

10Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The security was acquired on June 14, 2021 at a cost of $4,000,000. The value of the security at September 30, 2021 was $3,957,188, or 0.6% of the Series’ Net Assets.

11Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The security was acquired on July 5, 2021 at a cost of $3,430,000. The value of the security at September 30, 2021 was $3,705,100, or 0.5% of the Series’ Net Assets.

12Issuer filed for bankruptcy and/or is in default of interest payments.

13Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The security was acquired on October 6, 2017, October 10, 2017 and September 12, 2019 at an aggregate cost of $4,353,936. The value of the security at September 30, 2021 was $587, or less than 0.1% of the Series’ Net Assets.

14Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of September 30, 2021.

15Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The security was acquired on December 22, 2020 at a cost of $2,500,000. The value of the security at September 30, 2021 was $2,504,245, or 0.4% of the Series’ Net Assets.

16Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of September 30, 2021.

Investment Portfolio - September 30, 2021

(unaudited)

17Rate shown is the current yield as of September 30, 2021.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2021 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Energy	$1,288,725	$—	$—	$1,288,725
Preferred securities:
Health Care	2,760,450	2,760,450	—	—
Information Technology	3,397,854	3,397,854	—	—
Debt securities:
Loan Assignments	18,865,925	—	18,865,925	—
U.S. Treasury and other U.S. Government agencies	46,115,583	—	46,115,583	—
States and political subdivisions (municipals)	3,849,783	—	3,849,783	—
Corporate debt:
Communication Services	18,695,705	—	18,695,705	—
Consumer Discretionary	16,980,858	—	16,980,858	—
Energy	55,935,617	—	55,935,617	—
Financials	68,965,892	—	68,965,892	—
Industrials	56,574,492	—	56,574,492	—
Information Technology	3,817,922	—	3,817,922	—
Materials	20,978,938	—	20,978,938	—
Real Estate	36,891,235	—	36,891,235	—
Utilities	13,871,962	—	13,871,962	—
Asset-backed securities	243,736,485	—	243,736,485	—
Commercial mortgage-backed securities	49,656,638	—	49,656,638	—
Foreign government bonds	12,818,667	—	12,818,667	—
Mutual fund	18,251,730	18,251,730	—	—
Short-Term Investment	23,839,349	23,839,349	—	—
Options purchased:
Foreign currency exchange contracts	631,531	631,531	—	—
Other financial instruments:*
Foreign currency exchange contracts	192,610	192,610	—	—
Interest rate contracts	821,486	821,486	—	—
Total assets	718,939,437	49,895,010	667,755,702	1,288,725
Liabilities:
Other financial instruments:*
Foreign currency exchange contracts	(384,098)	(384,098)	—	—
Total liabilities	(384,098)	(384,098)	—	—
Total	$718,555,339	$49,510,912	$667,755,702	$1,288,725

Investment Portfolio - September 30, 2021

(unaudited)

*Other financial instruments are futures (Level 1). Futures are valued at the unrealized appreciation (depreciation) on the instrument.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.